Provisions (Tables)	12 Months Ended
Jun. 30, 2024
Provisions [abstract]
Employee benefit provisions

	June 30,
	2024	2023

	(In thousands of US Dollars)
Current:
Employee benefits	314	183
Non-current:
Employee benefits	156	117
Total Provisions	470	300

Movements in provisions:
Employee benefits
Opening Balance	300	234
Additions	355	247
Utilisations	(214)	(171)
Exchange differences	29	(10)
Closing Balance	470	300